Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Share (Parentheticals) - RICE ACQUISITION CORP. II [Member] - $ / shares
	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Share (Parentheticals) [Line Items]
Basic and diluted weighted average ordinary shares outstanding	34,502,500	34,502,500	20,412,350	34,502,500
Basic and diluted net income (loss) per ordinary share	$ (0.05)	$ 0.39	$ (0.35)	$ 0.09
Class B [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Share (Parentheticals) [Line Items]
Basic and diluted weighted average ordinary shares outstanding	8,625,000	8,625,000	7,984,399	8,625,000
Basic and diluted net income (loss) per ordinary share	$ (0.05)	$ 0.39	$ (0.35)	$ 0.09